RULE 24f-2 NOTICE

                               for

              Mutual Series Fund Inc. (the "Fund")

                        File No. 33-18516



     Filed on behalf of the Fund


1.   Fiscal year for which notice is filed:  Fiscal year ended

December 31, 1995.

2.   The number or amount of securities of the same class or

series, if any, which has been registered under the Securities

Act of 1933 other than pursuant to this section but which

remained unsold at the beginning of such fiscal year:  None.

3.   The number or amount of securities, if any, registered

during such fiscal year other than pursuant to this

section:  None.

4.   The number or amount of securities sold during such fiscal year: 114,449,412.

5.   The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to this section:

114,449,412.





(Footnote)

*    Total securities for all four series of the Fund.
     Calculation of filing fee:  (1) Mutual Shares Fund equals
     $708,857,120 (aggregate sales price of such securities

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                        RULE 24f-2 NOTICE

                               for

              Mutual Series Fund Inc. (the "Fund")

                        File No. 33-18516


















(Footnote * continued from previous page)

sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $302,552,454 (aggregate redemption price of such securities redeemed during such fiscal year there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/29 of 1% (registration fee rate), yields $140,105 as the required registration fee for this entity. (2) Mutual Qualified Fund equals $885,069,058 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $210,385,676 aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/29 of 1% (registration fee rate), yields $232,649 as the required registration fee for this entity. (3) Mutual Beacon Fund equals $1,353,842,644 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $471,915,346 (aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/29 of 1% (registration fee rate), yields $304,113 as the required registration fee for this entity; and

                        RULE 24f-2 NOTICE

                               for

              Mutual Series Fund Inc. (the "Fund")

                        File No. 33-18516































(Footnote * continued from previous page)

(4) Mutual Discovery Fund equals $564,612,584 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $148,437,161 (aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/29 of 1% (registration fee rate), yields $143,509 as the required registration fee for this entity. The total required registration fee equals $820,376 the sum of the fees for 1, 2, 3 and 4 above.

                        RULE 24f-2 NOTICE

                               for

              Mutual Series Fund Inc. (the "Fund")

                        File No. 33-18516






















(Footnote * continued from previous page)

* Total securities for all three series of the Fund, which were separate registered investment companies until their mergers into the Fund on February 19, 1988.















                               /s/ Elizabeth N. Cohernour
                                   Secretary
                                   Mutual Series Fund Inc.

                         MILES & STOCKBRIDGE
                     A Professional Corporation
                          ATTORNEYS AT LAW
                          10 LIGHT STREET
                      BALTIMORE, MD 21202-1487
                        FAX (410) 385-3700
                      PHONE (410) 727-6464


                              February 27, 1996




Mutual Series Fund Inc.
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Ladies and Gentlemen:

     We have examined the Charter of Mutual Series Fund Inc. (the "Company") as certified by the State Department of Assessments and Taxation of the State of Maryland (the "SDAT"), as having been filed with the SDAT as of September 30, 1992, together with minutes of certain proceedings of the resolutions adopted by unanimous written consent of the Company's Board of Directors that you have supplied to us. We also have examined a Certificate of Corporate Secretary dated as of the date hereof certifying that certain resolutions adopted by the Board of Directors are still in effect insofar as they relate to the issuance of the Company's capital stock, together with a Certificate of Treasurer certifying that the Company has issued certain shares of its capital stock against payment therefor in accordance with the resolutions authorizing their issuance. In rendering our opinion, we are relying on the certificates of Corporate Secretary and Treasurer and have made no independent investigation or inquiry as to the matters set forth therein.

     Based on our examination, we are of the opinion that all necessary corporate action was taken to authorize the issuance, sale and delivery, during the period January 1, 1995 through December 31, 1995, of (a) 7,891,894 shares of the Company's Mutual Series Fund Stock, par value $.001 per share, (b) 29,376,535 shares of the Company's Mutual Qualified Fund Stock, par value $.001 per share, (c) 39,265,763 shares of the Company's Mutual Beacon Fund Stock, par value per share, and (d) 37,915,220 shares of the Company's Mutual Discovery Fund Stock, par value $.001 per share, and that all of such shares of capital stock were legally issued, and are full paid and non-assessable.

     We are admitted to practice under the laws of the State of Maryland and we express no opinion as to the laws of any jurisdiction other than the laws of the State of Maryland. This opinion is being furnished to you solely for your benefit and may not be relied upon by any other person. We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.

                              Very truly yours,


                              Mile and Stockbridge,
                              a Professional Corporation




                              By: /s/
                                     Principal